INVENTORIES (Details 1) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Balance at beginning of year	52,301	27,547
Additions	21,984	38,561
Write-off	(20,698)	(13,807)
Balance at end of year	53,587	52,301